Financial Instruments (Tables)	9 Months Ended
Sep. 30, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis

 Assets and Liabilities Reported at Fair Value on a Recurring Basis

Public and Private Placement Warrants:

Public and private placement warrants are recorded at fair value on a recurring basis. The Company obtains dealer quotes, Level 1 and Level 3 inputs, based on observable data to value these warrants.

Forward purchase option derivative:

Forward purchase option derivative are recorded at fair value on a recurring basis. The Company obtains dealer quotes, Level 3 inputs, based on observable data to value these warrants.

The following tables summarize financial assets and liabilities recorded at fair value on a recurring basis, by the level of valuation inputs in the fair value hierarchy on September 30, 2022:

	Total Fair Value	Quoted Prices in Active Markets (Level 1)	Significant Other Unobservable Inputs (Level 3)

Description
Liabilities:
Public warrants	$704,375	$704,375	-
Private placement warrants	$32,682	-	$32,682
Assets:
Forward purchase option derivative	$1,085,839	-	$1,085,839

Schedule of Carrying Amounts and Fair Values of Financial Instruments by the Level of Valuation Inputs in the Fair Value Hierarchy

The following tables present the carrying amounts and fair values of financial instruments, by the level of valuation inputs in the fair value hierarchy, as of the dates indicated:

	As on September 30, 2022
			Fair value measurement using
	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	7,273,012	7,273,012	7,273,012	-	-
Accounts receivable – trade	813,257	813,257	813,257	-	-
Contract assets	7,676	7,676	7,676	-	-
Prepaid expenses	941,478	941,478	941,478	-	-
Accrued interest receivable	25,422	25,422	25,422	-	-
Forward purchase derivative assets	1,085,839	1,085,839	1,085,839	-	1,085,839
Loans	1,421,414	1,280,815	-	-	1,280,815

Liabilities
Accounts payable	2,263,746	2,263,746	2,263,746	-	-
Accrued expenses	5,569,026	5,569,026	5,569,026	-	-
Contract liabilities	14,583	14,583	14,583	-	-
Public Warrants	704,375	704,375	704,375	-	-
Private Placement Warrants	32,682	32,682	-	-	32,682

	As on December 31, 2021
			Fair value measurement using
	Carrying amount	Fair value	Level 1	Level 2	Level 3
Assets
Cash and cash equivalents	5,495,905	5,495,905	5,495,905	-	-
Accounts receivable – trade	522,896	522,896	522,896	-	-
Contract assets	18,317	18,317	18,317	-	-
Prepaid expenses	6,021	6,021	6,021	-	-
Accrued interest receivable	7,556	7,556	7,556	-	-
Loans	1,463,560	1,417,637	-	-	1,417,637

Liabilities
Accounts payable	43,626	43,626	43,626	-	-
Accrued expenses	129,546	129,546	129,546	-	-
Contract liabilities	8,333	8,333	8,333	-	-

The change in the assets measured at fair value on a recurring basis for which we have utilized Level 3 inputs to determine fair value are presented in the following table:

	As on September 30, 2022
	Warrants Liability	Forward purchase derivative assets
Balance at the beginning of the period	-	-
Acquired under business combination	1,605,529	1,687,530
Fair value adjustment	(868,472)	(601,691)
Balance at the end of the period	737,057	1,085,839

Schedule of Level 3 Fair Value Measurement Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the warrants as of their measurement dates:

September 30, 2022
Exercise price	11.50
Share Price	6.99
Expected term (years)	4.99
Probability of Acquisition	100.0%
Volatility	11.3%
Risk-free rate	4.06%
Dividend yield (per share)	0.00%

Purchase Agreement Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Schedule of Level 3 Fair Value Measurement Inputs

The following table provides quantitative information regarding Level 3 fair value measurements inputs as it relates to the forward purchase agreement as of their measurement dates:

September 30, 2022
Share Price	6.99
Expected term (years)	3
Probability of Acquisition	100%
Volatility	11.3%
Risk-free rate	4.25%
BB Bond rate	7.72%
C bond rate	15.63%